UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2009
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 63.6%
Capital Goods - 8.1%
3M Company	10,795	$794,188
ABB Ltd. American Depositary Receipt (a)(b)	10,000	185,300
American Science & Engineering, Inc.	3,250	214,890
Emerson Electric Company	11,160	421,290
Gardner Denver, Inc. (b)	8,400	301,644
Illinois Tool Works, Inc.	11,990	550,581
Koninklijke Philips Electronics N.V. American Depositary Receipt (a)	9,000	225,810
Middleby Corporation (b)	3,000	135,930
Pentair, Inc.	15,500	451,050
Quanta Services, Inc. (b)	9,600	203,520
W.W. Grainger, Inc.	4,900	459,277
		3,943,480

Technology Hardware & Equipment - 7.7%
Apple, Inc. (b)	4,735	892,547
Cisco Systems, Inc. (b)	18,940	432,779
EMC Corporation (b)	15,000	247,050
Hewlett-Packard Company	19,000	901,740
International Business Machines Corporation	10,700	1,290,527
		3,764,643

Renewable Energy & Energy Efficiency - 5.9%
American Superconductor Corporation (b)	4,500	150,840
Cree, Inc. (b)	12,000	505,200
Energy Conversion Devices, Inc. (b)	6,000	64,620
First Solar, Inc. (b)	2,015	245,689
GT Solar International, Inc. (b)	18,000	94,500
International Rectifier Corporation (b)	21,000	383,880
Itron, Inc. (b)	3,720	223,349
Johnson Controls, Inc.	14,250	340,860
MEMC Electronic Materials, Inc. (b)	10,600	131,652
OM Group, Inc. (b)	8,600	232,372
Ormat Technologies, Inc.	7,800	294,840
SunPower Corporation, Class A (b)	6,600	163,746
Ultralife Corporation (b)	21,000	76,860
		2,908,408

Diversified Financials - 5.3%
American Express Company	5,755	200,504
Bank of America Corporation	31,870	464,665
Charles Schwab Corporation (The)	16,000	277,440
Goldman Sachs Group, Inc. (The)	3,300	561,561
JPMorgan Chase & Company	15,770	658,713
Northern Trust Corporation	4,000	201,000
Stifel Financial Corporation (b)	4,700	244,212
		2,608,095

Pharmaceuticals & Biotechnology - 3.9%
Amgen, Inc. (b)	4,500	241,785
Johnson & Johnson	13,640	805,442
Teva Pharmaceutical Industries Ltd. American Depositary Receipt (a)	11,485	579,763
Waters Corporation (b)	5,000	287,150
		1,914,140

Food & Beverage - 3.7%
General Mills, Inc.	16,900	$1,114,048
J. M. Smucker Company (The)	13,105	691,026
		1,805,074

Software & Services - 3.6%
Adobe Systems, Inc. (b)	4,000	131,760
Google, Inc., Class A (b)	560	300,227
Microsoft Corporation	21,950	608,674
Oracle Corporation	35,200	742,720
		1,783,381

Insurance - 3.5%
Aflac, Inc.	4,500	186,705
Chubb Corporation	11,345	550,459
HCC Insurance Holdings, Inc.	14,000	369,460
Horace Mann Educators Corporation	17,000	211,310
Progressive Corporation (The) (b)	10,000	160,000
W. R. Berkley Corporation	10,300	254,616
		1,732,550

Healthcare Equipment & Services - 3.4%
Baxter International, Inc.	8,600	464,916
Becton, Dickinson and Company	3,300	225,588
Gen-Probe, Inc. (b)	2,685	112,018
Hologic, Inc. (b)	14,950	220,961
Medtronic, Inc.	12,250	437,325
UnitedHealth Group, Inc.	7,530	195,404
		1,656,212

Telecommunication Services - 3.3%
AT&T, Inc.	30,475	782,293
Telefonica S.A. American Depositary Receipt (a)	9,700	814,121
		1,596,414

Materials - 2.6%
Air Products & Chemicals, Inc.	4,300	331,659
Ecolab, Inc.	10,000	439,600
Owens-Illinois, Inc. (b)	7,200	229,536
Sims Metal Management Ltd. American Depositary Receipt (a)	15,200	268,736
		1,269,531

Banks - 1.8%
Royal Bank of Canada	8,900	448,560
Wells Fargo & Company	16,000	440,320
		888,880

Media - 1.7%
John Wiley & Sons, Inc., Class A	14,225	501,005
McGraw-Hill Companies, Inc. (The)	12,135	349,245
		850,250

Consumer Durables & Apparel - 1.7%
Deckers Outdoor Corporation (b)	3,025	271,252
Jarden Corporation	13,200	361,548
Timberland Company (The), Class A (b)	11,000	177,980
		810,780

Retailing - 1.3%
Advance Auto Parts, Inc.	16,450	612,927

Household & Personal Products - 1.1%
Church & Dwight Company, Inc.	9,875	561,690

Food & Staples Retailing - 1.0%
Sysco Corporation	18,635	492,896

Consumer Services - 0.9%
Chipotle Mexican Grill, Inc. (b)	3,200	255,712

Starbucks Corporation (b)	11,000	$208,780
464,492
Semiconductors - 0.9%
Intel Corporation	16,000	305,760
Tessera Technologies, Inc. (b)	6,000	132,660
		438,420

Automobiles & Components - 0.9%
Toyota Motor Corporation American Depositary Receipt (a)	5,340	421,272

Transportation - 0.7%
Canadian Pacific Railway Ltd.	4,000	172,440
Expeditors International of Washington, Inc.	5,000	161,100
		333,540

Healthy Living - 0.4%
United Natural Foods, Inc. (b)	8,000	192,880

Commercial & Professional Services - 0.2%
Interface, Inc., Class A	11,600	90,016

Total Common Stocks (Cost $30,571,645)		31,139,971

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS & NOTES - 23.3%
Telecommunication Services - 5.6%
AT&T Corporation 7.30%, due 11/15/11(c)	$1,000,000	1,111,808
BellSouth Corporation 4.75%, due 11/15/12	500,000	535,886
France Telecom S.A. 7.75%, due 3/1/11(a)	500,000	540,650
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	543,170
		2,731,514

Diversified Financials - 5.0%
Goldman Sachs Group, Inc. (The) 6.60%, due 1/15/12	500,000	544,777
JPMorgan Chase & Company 4.60%, due 1/17/11	500,000	514,339
JPMorgan Chase & Company 4.50%, due 1/15/12	500,000	528,503
SLM Corporation 4.00%, due 7/25/14(d)	1,235,000	856,547
		2,444,166

Pharmaceuticals & Biotechnology - 3.4%
Abbott Laboratories 5.60%, due 11/30/17	500,000	549,103
Amgen, Inc. 4.85%, due 11/18/14	500,000	541,665
Wyeth 5.50%, due 3/15/13(c)	500,000	549,422
		1,640,190

Technology Hardware & Equipment - 2.1%
Xerox Corporation 7.625%, due 6/15/13	1,000,000	1,026,648

Healthcare Equipment & Services - 1.8%
Aetna, Inc. 5.75%, due 6/15/11	595,000	626,773

UnitedHealth Group, Inc. 4.875%, due 4/1/13	$250,000	$261,562
		888,335

Software & Services - 1.1%
Oracle Corporation 5.00%, due 1/15/11	500,000	523,637
Renewable Energy & Energy Efficiency - 1.0%
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	512,820

Real Estate - 1.0%
Simon Property Group LP 4.875%, due 8/15/10	500,000	511,892

Transportation - 1.0%
Ryder System, Inc. 4.625%, due 4/1/10	500,000	503,709

Automobiles & Components - 1.0%
Toyota Motor Credit Corporation 5.50%, due 7/25/17(a)(c)	500,000	502,692

Consumer Durables & Apparel - 0.3%
Newell Rubbermaid, Inc. 4.00%, due 5/1/10	141,000	142,410

Total Corporate Bonds & Notes (Cost $11,356,225)		11,428,013

U.S. GOVERNMENT AGENCIES - 8.7%
Fannie Mae Pool 5.50%, due 3/1/12	76,633	79,117
Federal Farm Credit Bank 4.50%, due 10/25/11	500,000	533,276
Federal Farm Credit Bank 3.40%, due 4/22/16	500,000	493,401
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	569,994
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,010,878
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	556,371
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	501,263
Federal National Mortgage Association 3.00%, due 4/15/15	500,000	501,065

Total U.S. Government Agencies (Cost $4,203,749)		4,245,365

CERTIFICATES OF DEPOSIT - 0.4%
Self Help Credit Union Environmental Certificate of Deposit 3.40%, due 8/8/10	95,000	95,025
Shorebank Pacific Time Deposit Receipt 3.75%, due 8/8/11	95,000	95,000

Total Certificates Of Deposit (Cost $190,025)		190,025

SHORT-TERM OBLIGATION - 3.7%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/30/09, due 11/02/09, proceeds $1,793,228 (collateralized by a Fannie Mae Bond, 4.00%, due 09/25/2039, value $1,831,518) (Cost $1,793,226)		1,793,226

TOTAL INVESTMENTS (e) - 99.7% (Cost $48,114,870)		48,796,600
Other Assets Less Liabilities - 0.3%		156,168

NET ASSETS -100.0%	$48,952,768

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada

(b)	Non-income producing security.

(c)	Step rate bond. Rate shown is currently in effect at October 31, 2009.

(d)	Floating rate bond. Rate shown is currently in effect at October 31, 2009.

(e)
The cost of investments for federal income tax purposes is $48,118,124 resulting in gross unrealized appreciation and depreciation of $4,576,173 and $3,897,697 respectively, or net unrealized appreciation of $678,476.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2009
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.9%
Technology Hardware & Equipment - 12.9%
3Com Corporation (a)	3,600	$18,504
Adaptec, Inc. (a)	800	2,552
ADC Telecommunications, Inc. (a)	1,000	6,490
Arrow Electronics, Inc. (a)	1,050	26,607
Cisco Systems, Inc. (a)	55,390	1,265,662
Corning, Inc.	14,846	216,900
Dell, Inc. (a)	18,679	270,659
Echelon Corporation (a)	282	3,849
EMC Corporation (a)	19,000	312,930
Hewlett-Packard Company	22,627	1,073,877
Imation Corporation	300	2,646
International Business Machines Corporation	12,502	1,507,866
Lexmark International, Inc. (a)	700	17,850
Molex, Inc.	733	13,685
NetApp, Inc. (a)	3,137	84,856
Palm, Inc. (a)	1,576	18,297
Plantronics, Inc.	400	9,644
Polycom, Inc. (a)	800	17,176
QUALCOMM, Inc.	15,713	650,675
Seagate Technology	4,764	66,458
Sun Microsystems, Inc. (a)	7,255	59,346
Tellabs, Inc. (a)	4,074	24,526
Xerox Corporation	8,442	63,484
		5,734,539

Software & Services - 10.8%
Adobe Systems, Inc. (a)	5,017	165,260
Advent Software, Inc. (a)	294	11,237
Autodesk, Inc. (a)	2,050	51,107
Automatic Data Processing, Inc.	4,801	191,080
BMC Software, Inc. (a)	1,700	63,172
Compuware Corporation (a)	2,208	15,589
Convergys Corporation (a)	1,100	11,935
eBay, Inc. (a)	9,249	205,975
Electronic Arts, Inc. (a)	3,008	54,866
Factset Research Systems, Inc.	344	22,033
Google, Inc., Class A (a)	2,236	1,198,764
Microsoft Corporation	84,181	2,334,339
Novell, Inc. (a)	3,000	12,270
Paychex, Inc.	3,506	99,605
Red Hat, Inc. (a)	1,340	34,585
Salesforce.com, Inc. (a)	857	48,635
Sapient Corporation (a)	700	5,698
Symantec Corporation (a)	7,683	135,067
Yahoo!, Inc. (a)	10,024	159,382
		4,820,599

Pharmaceuticals & Biotechnology - 8.8%
Affymetrix, Inc. (a)	500	2,615
Allergan, Inc.	2,946	165,712
Amgen, Inc. (a)	9,651	518,548
Amylin Pharmaceuticals, Inc. (a)	1,421	15,688
Biogen Idec, Inc. (a)	2,712	114,257

Cubist Pharmaceuticals, Inc. (a)	439	$7,437
Dionex Corporation (a)	150	10,182
Endo Pharmaceuticals Holdings, Inc. (a)	1,020	22,848
Genzyme Corporation (a)	2,544	128,726
Gilead Sciences, Inc. (a)	8,597	365,802
Illumina, Inc. (a)	1,124	36,080
Johnson & Johnson	26,251	1,550,122
Life Technologies Corporation (a)	1,706	80,472
Merck & Company, Inc.	19,985	618,136
Millipore Corporation (a)	500	33,505
Techne Corporation	350	21,879
Thermo Fisher Scientific, Inc. (a)	3,844	172,980
Waters Corporation (a)	900	51,687
		3,916,676

Retailing - 6.1%
Amazon.com, Inc. (a)	3,057	363,202
AutoZone, Inc. (a)	389	52,636
Bed Bath & Beyond, Inc. (a)	2,434	85,701
Best Buy Company, Inc.	3,991	152,376
Carmax, Inc. (a)	2,177	42,822
Charming Shoppes, Inc. (a)	800	3,624
Family Dollar Stores, Inc.	1,265	35,800
Foot Locker, Inc.	1,300	13,624
Gap, Inc. (The)	5,025	107,234
Genuine Parts Company	1,491	52,170
Home Depot, Inc.	15,947	400,110
J.C. Penney Company, Inc.	2,286	75,735
Kohl's Corporation (a)	2,869	164,164
Limited Brands, Inc.	3,078	54,173
Lowe's Companies, Inc.	13,954	273,080
Men's Wearhouse, Inc. (The)	500	11,585
Netflix, Inc. (a)	594	31,749
Nordstrom, Inc.	2,057	65,371
Office Depot, Inc. (a)	2,500	15,125
Pep Boys - Manny, Moe & Jack (The)	300	2,631
RadioShack Corporation	1,200	20,268
Staples, Inc.	6,924	150,251
Target Corporation	7,124	345,015
Tiffany & Company	1,221	47,973
TJX Companies, Inc.	4,064	151,790
		2,718,209

Banks - 5.8%
Bank of Hawaii Corporation	507	22,511
BB&T Corporation	6,576	157,232
Cathay General Bancorp	400	3,532
Comerica, Inc.	1,362	37,796
Fifth Third Bancorp	7,700	68,838
First Horizon National Corporation (a)	1,969	23,293
Heartland Financial USA, Inc.	100	1,284
Hudson City Bancorp, Inc.	4,912	64,544
Keycorp	8,118	43,756
M&T Bank Corporation	1,095	68,821
NewAlliance Bancshares, Inc.	1,000	11,080
People's United Financial, Inc.	3,380	54,181
PNC Financial Services Group, Inc.	4,337	212,253
Popular, Inc.	6,963	15,040
Regions Financial Corporation	11,536	55,834
SunTrust Banks, Inc.	4,803	91,785
Synovus Financial Corporation	4,580	10,168
U.S. Bancorp	17,924	416,195
Umpqua Holdings Corporation	988	9,791
Wells Fargo & Company	44,045	1,212,118
		2,580,052

Household & Personal Products - 5.7%
Alberto-Culver Company	992	$26,605
Avon Products, Inc.	3,991	127,912
Church & Dwight Company, Inc.	634	36,062
Clorox Company	1,290	76,407
Colgate-Palmolive Company	4,717	370,898
Estee Lauder Companies, Inc. (The), Class A	1,099	46,707
Kimberly-Clark Corporation	3,967	242,622
Nu Skin Enterprises, Inc., Class A	500	11,380
Procter & Gamble Company	27,729	1,608,282
WD-40 Company	103	3,243
		2,550,118

Energy - 5.3%
Apache Corporation	3,139	295,443
Cameron International Corporation (a)	2,105	77,822
Chesapeake Energy Corporation	6,145	150,552
Clean Energy Fuels Corporation (a)	200	2,320
Devon Energy Corporation	4,239	274,306
Diamond Offshore Drilling, Inc.	655	62,389
ENSCO International, Inc.	1,384	63,373
EOG Resources, Inc.	2,374	193,861
Helmerich & Payne, Inc.	953	36,233
Hess Corporation	2,293	125,519
National Oilwell Varco, Inc. (a)	3,998	163,878
Newfield Exploration Company (a)	1,226	50,290
Noble Energy, Inc.	1,620	106,320
Pioneer Natural Resources Company	1,100	45,221
Quicksilver Resources, Inc. (a)	609	7,430
Smith International, Inc.	2,133	59,148
Southwestern Energy Company (a)	3,295	143,596
Spectra Energy Corporation	6,024	115,179
Ultra Petroleum Corporation (a)	1,474	71,563
Williams Companies, Inc.	5,553	104,674
XTO Energy, Inc.	5,539	230,201
		2,379,318

Healthcare Equipment & Services - 5.1%
Baxter International, Inc.	5,710	308,683
Beckman Coulter, Inc.	636	40,914
Becton, Dickinson and Company	2,256	154,220
Cerner Corporation (a)	770	58,551
CIGNA Corporation	2,533	70,519
Cross Country Healthcare, Inc. (a)	200	1,652
Edwards Lifesciences Corporation (a)	500	38,470
Gen-Probe, Inc. (a)	491	20,484
Health Management Associates, Inc., Class A (a)	2,200	13,420
Henry Schein, Inc. (a)	880	46,490
Hill-Rom Holdings, Inc.	600	11,754
Hospira, Inc. (a)	1,509	67,362
Humana, Inc. (a)	1,651	62,045
Idexx Laboratories, Inc. (a)	538	27,502
IMS Health, Inc.	1,600	26,224
Intuitive Surgical, Inc. (a)	354	87,208
Invacare Corporation	300	6,729
McKesson Corporation	2,504	147,060
Medtronic, Inc.	10,604	378,563
Molina Healthcare, Inc. (a)	100	1,872
Patterson Companies, Inc. (a)	1,155	29,487
Quest Diagnostics, Inc.	1,349	75,449
St. Jude Medical, Inc. (a)	3,219	109,703
Stryker Corporation	2,855	131,330
Varian Medical Systems, Inc. (a)	1,216	49,832
WellPoint, Inc. (a)	4,509	210,841

Zimmer Holdings, Inc. (a)	2,072	$108,925
		2,285,289

Food & Beverage - 4.7%
Campbell Soup Company	2,564	81,407
Darling International, Inc. (a)	552	3,836
Dean Foods Company (a)	1,664	30,335
Flowers Foods, Inc.	953	22,262
General Mills, Inc.	3,137	206,791
Green Mountain Coffee Roasters, Inc. (a)	385	25,622
H.J. Heinz Company	2,951	118,748
Hershey Company (The)	1,632	61,673
J. M. Smucker Company (The)	1,149	60,587
Kellogg Company	2,729	140,653
Kraft Foods, Inc., Class A	13,898	382,473
McCormick & Company, Inc.	1,150	40,261
PepsiCo, Inc.	14,841	898,622
Tootsie Roll Industries, Inc.	218	5,409
		2,078,679

Capital Goods - 4.4%
3M Company	6,605	485,930
A.O. Smith Corporation	252	9,987
AMETEK, Inc.	1,067	37,228
Apogee Enterprises, Inc.	300	3,972
Baldor Electric Company	400	10,340
Brady Corporation, Class A	450	12,186
CLARCOR, Inc.	450	13,244
Cooper Industries Ltd., Class A	1,552	60,047
Cummins, Inc.	1,944	83,709
Deere & Company	4,046	184,295
Donaldson Company, Inc.	712	25,397
EMCOR Group, Inc. (a)	600	14,172
Emerson Electric Company	7,204	271,951
Fastenal Company	1,426	49,197
Gardner Denver, Inc. (a)	464	16,662
General Cable Corporation (a)	450	14,013
Graco, Inc.	554	15,257
Granite Construction, Inc.	429	12,252
Hubbell, Inc., Class B	500	21,265
Illinois Tool Works, Inc.	4,774	219,222
Kadant, Inc. (a)	100	1,289
Lincoln Electric Holdings, Inc.	421	19,972
Masco Corporation	3,300	38,775
Nordson Corporation	263	13,879
Owens Corning (a)	991	21,911
Pall Corporation	1,050	33,327
Quanta Services, Inc. (a)	1,811	38,393
Rockwell Automation, Inc.	1,294	52,989
Simpson Manufacturing Company, Inc.	300	7,017
Spirit Aerosystems Holdings, Inc. (a)	900	14,328
SPX Corporation	490	25,862
Tennant Company	150	3,999
Thomas & Betts Corporation (a)	521	17,823
Timken Company	948	20,885
W.W. Grainger, Inc.	693	64,955
Westinghouse Air Brake Technologies Corporation	429	15,770
		1,951,500

Diversified Financials - 4.4%
American Express Company	11,213	390,661
Bank of New York Mellon Corporation (The)	11,343	302,404
BlackRock, Inc.	187	40,484
Capital One Financial Corporation	4,252	155,623
Charles Schwab Corporation (The)	11,021	191,104

CIT Group, Inc.	4,030	$2,902
CME Group, Inc.	630	190,644
Franklin Resources, Inc.	1,637	171,279
Medallion Financial Corporation	100	785
Northern Trust Corporation	2,265	113,816
NYSE Euronext	2,456	63,488
PHH Corporation (a)	500	8,080
State Street Corporation	4,716	197,978
T. Rowe Price Group, Inc.	2,398	116,854
TradeStation Group, Inc. (a)	200	1,544
		1,947,646

Semiconductors - 3.7%
Advanced Micro Devices, Inc. (a)	6,183	28,442
Analog Devices, Inc.	2,808	71,969
Entegris, Inc. (a)	800	3,008
Intel Corporation	52,740	1,007,862
Lam Research Corporation (a)	1,239	41,779
LSI Corporation (a)	5,700	29,184
Micron Technology, Inc. (a)	8,041	54,598
National Semiconductor Corporation	2,219	28,714
Novellus Systems, Inc. (a)	900	18,522
Texas Instruments, Inc.	12,035	282,221
Xilinx, Inc.	2,691	58,529
		1,624,828

Food & Staples Retailing - 2.9%
Costco Wholesale Corporation	4,125	234,506
CVS Caremark Corporation	13,756	485,587
Safeway, Inc.	3,931	87,779
Sysco Corporation	5,539	146,507
Walgreen Company	9,316	352,424
		1,306,803

Transportation - 2.8%
AMR Corporation (a)	2,531	13,642
Arkansas Best Corporation	200	5,164
C.H. Robinson Worldwide, Inc.	1,633	89,995
Continental Airlines, Inc., Class B (a)	1,438	16,537
CSX Corporation	3,749	158,133
Expeditors International of Washington, Inc.	1,965	63,312
FedEx Corporation	2,973	216,107
Genesee & Wyoming, Inc., Class A (a)	438	12,706
J.B. Hunt Transport Services, Inc.	907	27,265
JetBlue Airways Corporation (a)	2,453	12,167
Kansas City Southern (a)	975	23,624
Norfolk Southern Corporation	3,510	163,636
Ryder System, Inc.	500	20,275
Southwest Airlines Company	6,912	58,061
United Parcel Service, Inc., Class B	6,631	355,952
		1,236,576

Materials - 2.6%
Air Products & Chemicals, Inc.	2,019	155,725
Airgas, Inc.	577	25,596
Alcoa, Inc.	9,359	116,239
Bemis Company, Inc.	1,101	28,439
Calgon Carbon Corporation (a)	400	6,336
Domtar Corporation (a)	408	17,091
Ecolab, Inc.	2,275	100,009
H.B. Fuller Company	400	7,644
Horsehead Holding Corporation (a)	313	2,983
Lubrizol Corporation	666	44,329
MeadWestvaco Corporation	1,550	35,386
Minerals Technologies, Inc.	150	7,389
Nalco Holding Company	1,300	27,495

Nucor Corporation	3,009	$119,909
Praxair, Inc.	2,908	231,012
Rock-Tenn Company, Class A	291	12,746
Schnitzer Steel Industries, Inc., Class A	192	8,302
Sealed Air Corporation	1,400	26,922
Sigma-Aldrich Corporation	1,129	58,629
Sonoco Products Company	901	24,102
Valspar Corporation	900	22,833
Wausau Paper Corporation	442	3,876
Weyerhaeuser Company	1,976	71,808
Worthington Industries, Inc.	889	9,823
		1,164,623

Insurance - 2.4%
Aflac, Inc.	4,461	185,087
Chubb Corporation	3,373	163,658
Cincinnati Financial Corporation	1,470	37,279
Erie Indemnity Company	230	8,108
Hartford Financial Services Group, Inc.	3,664	89,842
Lincoln National Corporation	2,787	66,414
Phoenix Companies, Inc. (The) (a)	1,000	3,180
Principal Financial Group, Inc.	3,076	77,023
Progressive Corporation (The) (a)	6,353	101,648
StanCorp Financial Group, Inc.	420	15,418
Travelers Companies, Inc. (The)	5,361	266,924
Unum Group	3,115	62,144
Wesco Financial Corporation	10	3,280
		1,080,005

Telecommunication Services - 2.3%
Frontier Communications Corporation	2,900	20,793
Leap Wireless International, Inc. (a)	482	6,372
MetroPCS Communications, Inc. (a)	2,678	16,684
Qwest Communications International, Inc.	16,805	60,330
Sprint Nextel Corporation (a)	27,111	80,249
Verizon Communications, Inc.	26,953	797,539
Windstream Corporation	4,352	41,953
		1,023,920

Consumer Services - 1.9%
Capella Education Company (a)	128	8,819
Choice Hotels International, Inc.	638	19,025
Darden Restaurants, Inc.	1,371	41,555
DeVry, Inc.	674	37,266
McDonald's Corporation	10,315	604,562
Starbucks Corporation (a)	7,011	133,069
		844,296

Media - 1.6%
Discovery Communications, Inc., Class A (a)	1,330	36,575
John Wiley & Sons, Inc., Class A	529	18,631
Meredith Corporation	241	6,522
New York Times Company (The), Class A	1,313	10,465
Omnicom Group, Inc.	2,992	102,566
Scholastic Corporation	200	4,974
Virgin Media, Inc.	3,157	44,103
Walt Disney Company (The)	17,539	480,042
Washington Post Company (The), Class B	25	10,800
		714,678

Consumer Durables & Apparel - 1.6%
Black & Decker Corporation	543	25,640
Coach, Inc.	2,984	98,382
Deckers Outdoor Corporation (a)	100	8,967
Eastman Kodak Company (a)	2,434	9,128
Harman International Industries, Inc.	732	27,531

KB Home	941	$13,343
Leggett & Platt, Inc.	1,400	27,062
Liz Claiborne, Inc.	900	5,166
Mattel, Inc.	3,362	63,643
NIKE, Inc., Class B	2,748	170,871
Phillips-Van Heusen Corporation	500	20,075
Pulte Homes, Inc.	3,535	31,850
Snap-On, Inc.	500	18,265
Stanley Works (The)	686	31,028
Timberland Company (The), Class A (a)	400	6,472
Tupperware Brands Corporation	600	27,012
VF Corporation	1,031	73,242
Whirlpool Corporation	679	48,610
		706,287

Utilities - 1.4%
AGL Resources, Inc.	700	24,472
Alliant Energy Corporation	1,000	26,560
Atmos Energy Corporation	800	22,280
Avista Corporation	500	9,480
Cleco Corporation	500	12,375
Consolidated Edison, Inc.	2,566	104,385
Energen Corporation	649	28,478
EQT Corporation	1,268	53,079
IDACORP, Inc.	400	11,236
MGE Energy, Inc.	201	7,039
National Fuel Gas Company	750	34,005
New Jersey Resources Corporation	400	14,080
Nicor, Inc.	400	14,832
NiSource, Inc.	2,500	32,300
Northwest Natural Gas Company	243	10,160
NSTAR	978	30,269
OGE Energy Corporation	964	32,024
Pepco Holdings, Inc.	1,954	29,173
Piedmont Natural Gas Company, Inc.	630	14,666
Portland General Electric Company	815	15,151
Questar Corporation	1,688	67,250
UGI Corporation	974	23,259
WGL Holdings, Inc.	450	14,877
		631,430

Renewable Energy & Energy Efficiency - 1.1%
Applied Materials, Inc.	12,733	155,343
Calpine Corporation (a)	2,973	33,417
Cree, Inc. (a)	985	41,468
Energy Conversion Devices, Inc. (a)	450	4,846
First Solar, Inc. (a)	392	47,797
ITC Holdings Corporation	443	19,678
Itron, Inc. (a)	411	24,676
Johnson Controls, Inc.	6,382	152,657
Ormat Technologies, Inc.	164	6,199
SunPower Corporation, Class A (a)	538	13,348
Zoltek Companies, Inc. (a)	250	2,228
		501,657

Commercial & Professional Services - 0.7%
Avery Dennison Corporation	1,016	36,220
Deluxe Corporation	450	6,404
Herman Miller, Inc.	500	7,725
HNI Corporation	400	10,528
Interface, Inc., Class A	400	3,104
Kelly Services, Inc.	200	2,216
Knoll, Inc.	420	4,116
Manpower, Inc.	723	34,278
Monster Worldwide, Inc. (a)	1,150	16,698

Pitney Bowes, Inc.	2,040	$49,980
R.R. Donnelley & Sons Company	1,850	37,148
Robert Half International, Inc.	1,400	32,480
Steelcase, Inc.	500	2,885
Stericycle, Inc. (a)	766	40,115
Team, Inc. (a)	100	1,623
Tetra Tech, Inc. (a)	552	14,203
		299,723

Real Estate - 0.6%
Boston Properties, Inc.	1,285	78,090
CB Richard Ellis Group, Inc., Class A (a)	2,574	26,641
Forest City Enterprises, Inc., Class A	1,339	11,676
Jones Lang LaSalle, Inc.	437	20,473
Liberty Property Trust	1,110	32,601
ProLogis	4,234	47,971
Regency Centers Corporation	809	27,142
		244,594

Automobiles & Components - 0.2%
BorgWarner, Inc.	1,150	34,868
Harley-Davidson, Inc.	2,166	53,977
Modine Manufacturing Company	200	2,060
WABCO Holdings, Inc.	714	16,936
		107,841

Healthy Living - 0.1%
Hain Celestial Group, Inc. (The) (a)	350	6,139
United Natural Foods, Inc. (a)	400	9,644
Whole Foods Market, Inc. (a)	1,250	40,075
		55,858

Total Securities (Cost $49,210,939)		44,505,744

SHORT-TERM OBLIGATION - 0.1%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/30/09, due 11/02/09, proceeds $50,291 (collateralized by a Fannie Mae Bond, 4.00%, due 09/25/2039, value $54,304) (Cost $50,291)		50,291

TOTAL INVESTMENTS (b) - 100.0% (Cost $49,261,230)		44,556,035
Other Assets Less Liabilities - 0.0%		20,069

NET ASSETS -100.0%		$44,576,104

(a)	Non-income producing security.

(b)
The cost of investments for federal income tax purposes is $50,570,024 resulting in gross unrealized appreciation and depreciation of $2,838,628 and $8,852,617 respectively, or net unrealized depreciation of $6,013,989.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest.  Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$31,139,971	$-	$-	$31,139,971
Corporate Bonds & Notes	-	11,428,013	-	11,428,013
U.S. Government Agencies	-	4,245,365	-	4,245,365
Certificates of Deposit	-	190,025	-	190,025
Short-Term Obligation	-	1,793,226	-	1,793,226
Total	$31,139,971	$17,656,629	$-	$48,796,600

* All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$44,505,744	$-	$-	$44,505,744
Short-Term Obligation	-	50,291	-	50,291
Total	$44,505,744	$50,291	$-	$44,556,035

* All sub-categories within common stocks represent level 1 evaluation status.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds may write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 29, 2009

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 29, 2009